Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Goldman Sachs Mortgage Company (the “Loan Seller”)
GS Mortgage Securities Corporation II (the “Depositor” and together with the Loan Seller, the “Company”)
Goldman Sachs Bank USA
Goldman Sachs & Co. LLC
Barclays Capital Real Estate Inc.
Barclays Capital Inc.
(collectively, the “Specified Parties”):

Re: RIDE 2025-SHRE – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “RIDE 2025-SHRE Accounting Tape 1.30.25 v1.xlsx” provided by the Loan Seller on January 30, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one two-building related mortgaged property (the “Mortgaged Property”) as of February 10, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by RIDE 2025-SHRE, Commercial Mortgage Pass-Through Certificates, Series 2025-SHRE (the “Certificates”). The Loan Seller is responsible for the specified attributes identified by the Loan Seller in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Loan Seller”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Loan Seller to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Loan Seller and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Loan Seller and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the documents.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Seller.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Loan Seller. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Loan Seller to perform and the associated findings are as follows:

A.	We compared the Compared Attributes for the Mortgage Loan and Mortgaged Property included in the Data File (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A), to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Loan Seller, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Loan Seller, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood

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that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 30, 2025

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Draft Loan Agreement
Originator Entity Type	Draft Loan Agreement
Mortgage Loan Seller	Provided by the Loan Seller
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
General Property Type	Appraisal Report, Engineering Report
Detailed Property Type	Appraisal Report, Engineering Report
Flood Zone	Engineering Report, Insurance Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
SF	Underwritten Rent Roll, Borrower Rent Roll
Occupancy (%)	Underwritten Rent Roll, Borrower Rent Roll
Occupancy Date	Equal to the Cut-off Date
Mortgage Loan Original Balance ($)	Draft Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Provided by the Loan Seller
Pari Passu Split (Y/N)	Provided by the Loan Seller
Mortgage Loan Rate (%)	Provided by the Loan Seller
Administrative Fee Rate (%)	Provided by the Loan Seller
Net Mortgage Rate	Provided by the Loan Seller

ATTACHMENT A

Attribute	Source Document(s)
Interest Accrual Method	Draft Loan Agreement
Interest Accrual Period	Draft Loan Agreement
Origination Date	Draft Loan Agreement
First Due Date	Draft Loan Agreement
Last IO Due Date	Draft Loan Agreement
First P&I Due Date	Draft Loan Agreement
Due Date	Draft Loan Agreement
Grace Period- Late Fee	Draft Loan Agreement
Grace Period- Default	Draft Loan Agreement
Amortization Type	Draft Loan Agreement
Anticipated Repayment Date (ARD)	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Mortgage Loan Balloon Balance ($)	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management	Draft Loan Agreement
Cash Management Triggers	Draft Loan Agreement
Performance Test Trigger Level	Draft Loan Agreement
Lockout Period	Draft Loan Agreement
Lockout Expiration Date	Draft Loan Agreement
Prepayment Begin Date	Draft Loan Agreement
Prepayment End Date	Draft Loan Agreement
Open Period Begin Date	Draft Loan Agreement
Open Period (Payments)	Draft Loan Agreement
Prepayment Type	Draft Loan Agreement
Prepayment Provision	Draft Loan Agreement
Partially Prepayable without Penalty	Draft Loan Agreement
Partially Prepayable without Penalty Description	Draft Loan Agreement
Partial Collateral Release Description	Draft Loan Agreement
Yield Maintenance Index	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Yield Maintenance Discount	Draft Loan Agreement
Yield Maintenance Margin	Draft Loan Agreement
Yield Maintenance Calculation Method	Draft Loan Agreement
Day of Month Prepayment Permitted	Draft Loan Agreement
Due on Sale	Draft Loan Agreement
Due on Encumbrance	Draft Loan Agreement
Other Subordinate Debt Balance ($)	Draft Loan Agreement, Subordinate Debt Agreement
Other Subordinate Debt Type	Draft Loan Agreement, Subordinate Debt Agreement
Future Debt Allowed?	Draft Loan Agreement
Mortgage Assumable?	Draft Loan Agreement
Assumption Fee	Draft Loan Agreement
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
Single Tenant (Y/N)	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II	Phase II Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report, Engineering Report
Seismic Report Date	Seismic Report, Engineering Report
Earthquake Insurance Required (Y/N)	Draft Loan Agreement, Engineering Report
Terrorism Insurance Required (Y/N)	Draft Loan Agreement, Insurance Report
Environmental Insurance Required (Y/N)	Draft Loan Agreement, Insurance Report

ATTACHMENT A

Attribute	Source Document(s)
Blanket Insurance Policy (Y/N)	Provided by the Loan Seller
Lien Position	Provided by the Loan Seller
Ownership Interest	Provided by the Loan Seller
Condominium Present?	Draft Loan Agreement, Appraisal Report, Condominium Book
Ground Lease (Y/N)	Provided by the Loan Seller
Annual Ground Lease Payment ($)	Provided by the Loan Seller
Ground Lease Expiration Date	Provided by the Loan Seller
Ground Lease Extension (Y/N)	Provided by the Loan Seller
# of Ground Lease Extension Options	Provided by the Loan Seller
Ground Lease Expiration Date after all Extensions	Provided by the Loan Seller
2021 EGI Date	Underwriting File
2021 EGI ($)	Underwriting File
2021 Expenses ($)	Underwriting File
2021 NOI ($)	Underwriting File
2021 Replacement Reserve ($)	Underwriting File
2021 TI / LC Reserve ($)	Underwriting File
2021 NCF ($)	Underwriting File
2022 EGI Date	Underwriting File
2022 EGI ($)	Underwriting File
2022 Expenses ($)	Underwriting File
2022 NOI ($)	Underwriting File
2022 Replacement Reserve ($)	Underwriting File
2022 TI / LC Reserve ($)	Underwriting File
2022 NCF ($)	Underwriting File
2023 EGI Date	Underwriting File
2023 EGI ($)	Underwriting File
2023 Expenses ($)	Underwriting File
2023 NOI ($)	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
2023 Replacement Reserve ($)	Underwriting File
2023 TI / LC Reserve ($)	Underwriting File
2023 NCF ($)	Underwriting File
Most Recent Date (if past 2023)	Underwriting File
Most Recent # of months	Underwriting File
Most Recent Description	Underwriting File
Most Recent EGI (if past 2023) ($)	Underwriting File
Most Recent Expenses (if past 2023) ($)	Underwriting File
Most Recent NOI (if past 2023) ($)	Underwriting File
Most Recent Replacement Reserve (if past 2023) ($)	Underwriting File
Most Recent TI / LC Reserve (if past 2023) ($)	Underwriting File
Most Recent NCF (if past 2023) ($)	Underwriting File
Underwritten EGI ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten Replacement Reserve ($)	Underwriting File
Underwritten TI / LC Reserve ($)	Underwriting File
Underwritten Other Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Largest Tenant	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Largest Tenant Sq Ft	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Largest Tenant Lease Expiration	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Second Largest Tenant	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Second Largest Tenant Sq Ft	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Second Largest Tenant Lease Expiration	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
Third Largest Tenant	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Third Largest Tenant Sq Ft	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Third Largest Tenant Lease Expiration	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fourth Largest Tenant	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fourth Largest Tenant Sq Ft	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fourth Largest Tenant Lease Expiration	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fifth Largest Tenant	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fifth Largest Tenant Sq Ft	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Fifth Largest Tenant Lease Expiration	Underwriting File, Underwritten Rent Roll, Borrower Rent Roll
Property Manager	Draft Assignment of Property Management Agreement
Upfront RE Tax Reserve ($)	Draft Loan Agreement
Ongoing RE Tax Reserve ($)	Draft Loan Agreement
Upfront Insurance Reserve ($)	Draft Loan Agreement
Ongoing Insurance Reserve ($)	Draft Loan Agreement
Upfront Replacement Reserve ($)	Draft Loan Agreement
Ongoing Replacement Reserve ($)	Draft Loan Agreement
Replacement Reserve Caps ($)	Draft Loan Agreement
Upfront TI / LC Reserve ($)	Draft Loan Agreement
Ongoing TI / LC Reserve ($)	Draft Loan Agreement
TI / LC Caps ($)	Draft Loan Agreement
Upfront Debt Service Reserve ($)	Draft Loan Agreement
Ongoing Debt Service Reserve ($)	Draft Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Draft Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Upfront Environmental Reserve ($)	Draft Loan Agreement
Ongoing Environmental Reserve ($)	Draft Loan Agreement
Upfront Other Reserve ($)	Draft Loan Agreement
Ongoing Other Reserve ($)	Draft Loan Agreement
Other Reserve Description	Draft Loan Agreement
Letter of Credit?	Draft Loan Agreement
Letter of Credit Balance ($)	Draft Loan Agreement
Letter of Credit Description	Draft Loan Agreement
Release Provisions (Y/N)	Draft Loan Agreement
Loan Purpose	Draft Loan Agreement
Borrower Name	Draft Loan Agreement
Tenant In Common (Y/N)	Draft Loan Agreement
Sponsor	Draft Loan Agreement
Carve-out Guarantor	Provided by the Loan Seller
Recourse	Provided by the Loan Seller
Single Purpose Borrower (Y/N)	Draft Loan Agreement
Exit Fee	Draft Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per SF ($)	Mortgage Loan Cut-off Date Balance ($) divided by SF
% of Initial Pool Balance	Mortgage Loan Cut-off Date Balance ($) divided by aggregate sum of each Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Monthly Payment ($)	Product of (i) Mortgage Loan Rate (%), (ii) Mortgage Loan Cut-off Date Balance ($), and (iii) 365/360, divided by 12, and rounded to the nearest penny
Mortgage Loan Annual Debt Service ($)	Mortgage Loan Monthly Payment ($) multiplied by 12
Original Interest-Only Period to Final Maturity (Mos.)	Number of payments between and including the First Due Date and Last IO Due Date
Remaining Interest-Only Period to Final Maturity (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Final Maturity (Mos.)	Number of payments between and including the First Due Date and Maturity Date
Remaining Term To Final Maturity (Mos.)	Original Term To Maturity (Mos.) minus Seasoning
Original Amortization Term (Mos.)	For loans where Amortization Type equals 'Interest Only', set to 0; Otherwise, Number of payments between and including the First P&I Due Date and Maturity Date
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning
Seasoning	Number of payments between and including the First Due Date and Cut-off Date, subject to a minimum of 0
Mortgage Loan Cut-off Date LTV Ratio (%)	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan LTV Ratio at Maturity (%)	Mortgage Loan Balloon Balance ($) divided by As-Is Appraised Value ($)
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NOI Debt Yield	Underwritten Net Operating Income ($) divided by Mortgage Loan Cut-off Date Balance ($)
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Mortgage Loan Cut-off Date Balance ($)

B-1